UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

VY® Goldman Sachs Bond Portfolio

The schedules are not audited.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.2%
		Basic Materials: 0.5%
150,000	(1)	Glencore Funding LLC, 4.125%, 05/30/2023	$151,152	0.1
199,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	204,134	0.1
225,000		LyondellBasell Industries NV, 5.000%, 04/15/2019	228,453	0.1
75,000		Sherwin-Williams Co/The, 2.750%, 06/01/2022	73,097	0.0
75,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	72,585	0.0
125,000		Sherwin-Williams Co/The, 4.500%, 06/01/2047	124,707	0.0
375,000	(1)	WR Grace & Co-Conn, 5.125%, 10/01/2021	384,844	0.2
			1,238,972	0.5

		Communications: 3.4%
550,000		21st Century Fox America, Inc., 4.000%, 10/01/2023	563,886	0.3
100,000		21st Century Fox America, Inc., 6.150%, 03/01/2037	124,048	0.1
200,000	(1)	Altice Financing SA, 6.625%, 02/15/2023	198,500	0.1
150,000	(1)	Amazon.com, Inc., 3.875%, 08/22/2037	149,410	0.1
425,000		AT&T, Inc., 3.000%, 06/30/2022	417,653	0.2
325,000		AT&T, Inc., 3.800%, 03/15/2022	329,785	0.1
50,000		AT&T, Inc., 3.900%, 08/14/2027	50,407	0.0
525,000		AT&T, Inc., 4.250%, 03/01/2027	531,334	0.2
175,000		AT&T, Inc., 5.150%, 03/15/2042	180,644	0.1
100,000		AT&T, Inc., 5.450%, 03/01/2047	106,359	0.0
625,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	639,307	0.3
200,000		Expedia Group, Inc., 3.800%, 02/15/2028	186,123	0.1
293,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	296,673	0.1
230,000		Nokia OYJ, 4.375%, 06/12/2027	216,488	0.1
200,000	(2)	Sprint Corp., 7.625%, 03/01/2026	195,750	0.1
175,000		Sprint Corp., 7.875%, 09/15/2023	179,156	0.1
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	372,711	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/2021	278,106	0.1
50,000		Time Warner Cable LLC, 5.875%, 11/15/2040	52,313	0.0
450,000		Verizon Communications, Inc., 2.450%, 11/01/2022	432,444	0.2
25,000		Verizon Communications, Inc., 4.125%, 08/15/2046	22,549	0.0
417,000		Verizon Communications, Inc., 5.012%, 04/15/2049	433,148	0.2
1,050,000		Verizon Communications, Inc., 5.150%, 09/15/2023	1,133,768	0.5
150,000		Verizon Communications, Inc., 5.250%, 03/16/2037	161,988	0.1
350,000	(1)	Wind Tre SpA, 5.000%, 01/20/2026	299,159	0.1
			7,551,709	3.4

		Consumer, Cyclical: 0.3%
375,000		Dollar Tree, Inc., 5.750%, 03/01/2023	392,668	0.2
300,000		MGM Resorts International, 6.625%, 12/15/2021	324,375	0.1
			717,043	0.3

		Consumer, Non-cyclical: 3.4%
150,000		Aetna, Inc., 2.800%, 06/15/2023	144,246	0.1
150,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	158,974	0.1
250,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	270,209	0.1
800,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	810,352	0.4
100,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	103,508	0.1
345,000	(1)	BAT Capital Corp., 3.222%, 08/15/2024	332,950	0.2
475,000	(1)	BAT Capital Corp., 3.557%, 08/15/2027	455,155	0.2
175,000	(1)	BAT Capital Corp., 4.390%, 08/15/2037	174,193	0.1
75,000	(1)	BAT Capital Corp., 4.540%, 08/15/2047	74,360	0.0
525,000		Becton Dickinson and Co., 2.894%, 06/06/2022	509,730	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Consumer, Non-cyclical: (continued)
	100,000		Becton Dickinson and Co., 3.363%, 06/06/2024	$96,342	0.0
	75,000		Becton Dickinson and Co., 4.669%, 06/06/2047	76,397	0.0
	225,000		Becton Dickinson and Co., 4.685%, 12/15/2044	226,969	0.1
	800,000		CVS Health Corp., 3.375%, 08/12/2024	775,601	0.4
	275,000		CVS Health Corp., 3.500%, 07/20/2022	274,597	0.1
	100,000		CVS Health Corp., 3.875%, 07/20/2025	99,233	0.0
	600,000		CVS Health Corp., 4.300%, 03/25/2028	604,897	0.3
	875,000		CVS Health Corp., 5.050%, 03/25/2048	922,043	0.4
	75,000	(2)	CVS Health Corp., 5.125%, 07/20/2045	80,255	0.0
	775,000		Reynolds American, Inc., 4.450%, 06/12/2025	797,991	0.4
	100,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	97,693	0.0
	225,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	248,250	0.1
	200,000	(1)	Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/2024	209,250	0.1
				7,543,195	3.4

			Energy: 2.9%
	550,000		Anadarko Petroleum Corp., 3.450%, 07/15/2024	534,479	0.2
	100,000		Anadarko Petroleum Corp., 5.550%, 03/15/2026	109,277	0.1
	349,000		Buckeye Partners L.P., 4.875%, 02/01/2021	359,283	0.2
	275,000		Canadian Natural Resources Ltd.., 3.850%, 06/01/2027	269,250	0.1
	180,000		Devon Energy Corp., 4.750%, 05/15/2042	184,363	0.1
	82,000		Devon Energy Corp., 5.600%, 07/15/2041	92,487	0.0
	125,000		Energy Transfer Partners L.P., 4.650%, 06/01/2021	128,803	0.1
	475,000		Enterprise Products Operating L.P., 5.481%, 08/01/2066	476,809	0.2
	275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	269,658	0.1
	100,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	100,689	0.0
	175,000		MPLX L.P., 4.500%, 04/15/2038	172,169	0.1
	100,000		MPLX L.P., 4.700%, 04/15/2048	98,269	0.0
	100,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	108,450	0.1
	1,840,000	(3)	Petroleos De Venezuela SA, 34.220%, 10/28/2022	433,320	0.2
EUR	220,000		Petroleos Mexicanos, 5.125%, 03/15/2023	308,696	0.1
	100,000		Petroleos Mexicanos, 6.500%, 03/13/2027	106,925	0.0
	350,000		Phillips 66, 3.900%, 03/15/2028	349,195	0.2
	100,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	101,712	0.0
	200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	197,401	0.1
	100,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.850%, 10/15/2023	97,606	0.0
	425,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	422,043	0.2
	250,000		Reliance Industries Ltd., 4.125%, 01/28/2025	249,254	0.1
	325,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	349,524	0.2
	100,000		Sabine Pass Liquefaction LLC, 6.250%, 03/15/2022	108,572	0.1
	580,000		Williams Partners L.P., 3.600%, 03/15/2022	578,135	0.3
	200,000		Williams Partners L.P., 3.900%, 01/15/2025	198,260	0.1
				6,404,629	2.9

			Financial: 10.6%
	275,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/23/2023	267,650	0.1
	450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 07/01/2022	461,620	0.2
	300,000	(1)	AIA Group Ltd., 3.900%, 04/06/2028	303,164	0.1
	100,000		American International Group, Inc., 3.750%, 07/10/2025	98,569	0.0
	375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/2023	375,210	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
107,000		American Homes 4 Rent L.P., 4.250%, 02/15/2028	$104,989	0.1
200,000		American Tower Corp., 3.400%, 02/15/2019	200,746	0.1
200,000		Banco Santander SA, 3.125%, 02/23/2023	193,973	0.1
400,000		Banco Santander SA, 4.250%, 04/11/2027	398,907	0.2
675,000		Bank of America Corp., 3.248%, 10/21/2027	636,520	0.3
193,000	(1)	Bank of America Corp., 3.419%, 12/20/2028	184,968	0.1
217,000		Bank of America Corp., 4.000%, 04/01/2024	221,829	0.1
250,000		Bank of America Corp., 4.450%, 03/03/2026	255,661	0.1
100,000		Bank of America Corp., 6.110%, 01/29/2037	120,039	0.1
200,000		Barclays PLC, 5.200%, 05/12/2026	202,078	0.1
375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	363,079	0.2
550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	546,879	0.2
200,000	(1)	BNP Paribas SA, 4.375%, 05/12/2026	199,601	0.1
200,000		China Evergrande Group, 8.750%, 06/28/2025	199,710	0.1
250,000		Chubb Corp./The, 3.972%, 04/15/2037	250,550	0.1
550,000		CIT Group, Inc., 5.250%, 03/07/2025	564,476	0.3
250,000		Citigroup, Inc., 4.125%, 07/25/2028	247,186	0.1
225,000		Citigroup, Inc., 4.600%, 03/09/2026	231,041	0.1
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	217,895	0.1
250,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	250,590	0.1
425,000		Crown Castle International Corp., 3.150%, 07/15/2023	412,412	0.2
50,000		Crown Castle International Corp., 3.650%, 09/01/2027	47,702	0.0
100,000		Deutsche Bank AG/London, 2.500%, 02/13/2019	99,620	0.0
50,000		Hartford Financial Services Group, Inc./The, 5.125%, 04/15/2022	53,242	0.0
450,000		HSBC Holdings PLC, 3.262%, 03/13/2023	444,268	0.2
250,000		HSBC Holdings PLC, 6.500%, 05/02/2036	309,962	0.1
500,000		ING Bank NV, 4.125%, 11/21/2023	503,158	0.2
550,000	(1)	Intesa Sanpaolo SpA, 3.375%, 01/12/2023	537,336	0.2
50,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	46,684	0.0
525,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	494,142	0.2
375,000		JPMorgan Chase & Co., 2.972%, 01/15/2023	367,943	0.2
525,000		JPMorgan Chase & Co., 3.509%, 01/23/2029	509,879	0.2
400,000		JPMorgan Chase & Co., 3.782%, 02/01/2028	397,086	0.2
1,700,000		Kreditanstalt fuer Wiederaufbau, 1.125%, 08/06/2018	1,694,784	0.8
4,270,000		Kreditanstalt fuer Wiederaufbau, 1.500%, 09/09/2019	4,216,400	1.9
50,000		MetLife, Inc., 4.050%, 03/01/2045	47,792	0.0
202,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	200,927	0.1
1,000,000		Morgan Stanley, 3.141%, (US0003M + 1.400%), 10/24/2023	1,023,332	0.5
800,000		Morgan Stanley, 3.700%, 10/23/2024	796,036	0.4
25,000		Morgan Stanley, 4.000%, 07/23/2025	25,230	0.0
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	188,593	0.1
425,000		Prudential Financial, Inc., 3.878%, 03/27/2028	430,969	0.2
300,000		Realty Income Corp., 3.000%, 01/15/2027	277,371	0.1
425,000		Royal Bank of Scotland Group PLC, 3.498%, 05/15/2023	417,905	0.2
450,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	445,150	0.2
250,000	(1)	Sumitomo Mitsui Financial Group, Inc., 4.436%, 04/02/2024	256,552	0.1
425,000		TD Ameritrade Holding Corp., 2.950%, 04/01/2022	421,293	0.2
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	110,281	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	222,744	0.1
300,000		Vereit Operating Partnership L.P., 3.000%, 02/06/2019	300,103	0.1

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
250,000		Vereit Operating Partnership L.P., 4.125%, 06/01/2021	$255,070	0.1
750,000		Wells Fargo & Co., 3.000%, 10/23/2026	702,667	0.3
150,000		Westpac Banking Corp., 4.322%, 11/23/2031	149,134	0.1
100,000		XLIT Ltd., 4.450%, 03/31/2025	101,055	0.0
			23,603,752	10.6

		Industrial: 0.7%
425,000		Northrop Grumman Corp., 2.930%, 01/15/2025	407,899	0.2
150,000		Northrop Grumman Corp., 3.250%, 01/15/2028	143,372	0.1
275,000	(1)	Nvent Finance Sarl, 4.550%, 04/15/2028	276,628	0.1
300,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 3.375%, 02/01/2022	298,547	0.1
375,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	387,188	0.2
			1,513,634	0.7

		Technology: 0.7%
175,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.650%, 01/15/2023	166,745	0.1
450,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/2022	441,832	0.2
150,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	159,125	0.0
200,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	207,857	0.1
400,000		Microsoft Corp., 3.125%, 11/03/2025	395,221	0.2
225,000		Oracle Corp., 4.000%, 07/15/2046	222,955	0.1
			1,593,735	0.7

		Utilities: 0.7%
175,000	(1)	Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	169,123	0.0
175,000		Duke Energy Carolinas LLC, 3.950%, 03/15/2048	176,871	0.1
425,000		Duke Energy Corp., 3.150%, 08/15/2027	400,572	0.2
175,000		Florida Power & Light Co., 3.950%, 03/01/2048	177,705	0.1
400,000		Sempra Energy, 2.209%, (US0003M + 0.500%), 01/15/2021	400,225	0.2
380,000		Southern Co/The, 3.250%, 07/01/2026	361,505	0.1
			1,686,001	0.7

	Total Corporate Bonds/Notes
	(Cost $52,585,252)		51,852,670	23.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.9%
267,990		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/2035	243,046	0.1
572,690	(4)	Fannie Mae 2013-130 SN, 4.779%, (-1.000*US0001M + 6.650%), 10/25/2042	91,053	0.1
314,851	(4)	Fannie Mae REMIC Trust 2011-124 SC, 4.679%, (-1.000*US0001M + 6.550%), 12/25/2041	51,474	0.0
298,902	(4)	Fannie Mae REMIC Trust 2013-131 SA, 4.229%, (-1.000*US0001M + 6.100%), 12/25/2043	41,320	0.0
547,858	(4)	Fannie Mae REMIC Trust 2013-96 SY, 4.279%, (-1.000*US0001M + 6.150%), 07/25/2042	79,244	0.0
363,340	(4)	Fannie Mae REMIC Trust 2014-87 MS, 4.379%, (-1.000*US0001M + 6.250%), 01/25/2045	51,935	0.0
502,027	(4)	Fannie Mae REMIC Trust 2015-79 SA, 4.379%, (-1.000*US0001M + 6.250%), 11/25/2045	71,137	0.0
893,615	(4)	Freddie Mac 4583 ST, 4.223%, (-1.000*US0001M + 6.000%), 05/15/2046	153,248	0.1
2,090,596	(4)	Freddie Mac 4596 CS, 4.323%, (-1.000*US0001M + 6.100%), 06/15/2046	287,983	0.1
509,616	(4)	Freddie Mac REMIC Trust 4320 SD, 4.323%, (-1.000*US0001M + 6.100%), 07/15/2039	69,499	0.0
343,734	(4)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	30,384	0.0
350,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA2 M3, 6.522%, (US0001M + 4.650%), 10/25/2028	402,104	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,235,461	(4)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/2045	$199,870	0.1
523,871	(4)	Ginnie Mae 2015-119 SN, 4.428%, (-1.000*US0001M + 6.250%), 08/20/2045	82,000	0.1
481,172	(4)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	87,012	0.1
363,662	(4)	Ginnie Mae Series 2010-20 SE, 4.428%, (-1.000*US0001M + 6.250%), 02/20/2040	56,359	0.0
217,130	(4)	Ginnie Mae Series 2010-31 SA, 3.928%, (-1.000*US0001M + 5.750%), 03/20/2040	29,390	0.0
142,389	(4)	Ginnie Mae Series 2012-149 MS, 4.428%, (-1.000*US0001M + 6.250%), 12/20/2042	21,637	0.0
80,352	(4)	Ginnie Mae Series 2013-134 DS, 4.278%, (-1.000*US0001M + 6.100%), 09/20/2043	11,889	0.0
234,201	(4)	Ginnie Mae Series 2013-152 SG, 4.328%, (-1.000*US0001M + 6.150%), 06/20/2043	34,624	0.0
529,527	(4)	Ginnie Mae Series 2013-181 SA, 4.278%, (-1.000*US0001M + 6.100%), 11/20/2043	79,782	0.1
566,715	(4)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	66,984	0.0
779,624	(4)	Ginnie Mae Series 2014-132 SL, 4.278%, (-1.000*US0001M + 6.100%), 10/20/2043	105,922	0.1
383,094	(4)	Ginnie Mae Series 2014-133 BS, 3.778%, (-1.000*US0001M + 5.600%), 09/20/2044	48,060	0.0
90,828	(4)	Ginnie Mae Series 2014-41 SA, 4.278%, (-1.000*US0001M + 6.100%), 03/20/2044	13,883	0.0
827,213	(4)	Ginnie Mae Series 2015-110 MS, 3.888%, (-1.000*US0001M + 5.710%), 08/20/2045	109,042	0.1
241,900	(4)	Ginnie Mae Series 2015-126 HS, 4.378%, (-1.000*US0001M + 6.200%), 09/20/2045	36,346	0.0
247,413	(4)	Ginnie Mae Series 2015-159 HS, 4.378%, (-1.000*US0001M + 6.200%), 11/20/2045	37,444	0.0
1,051,816	(4)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	214,881	0.1
540,505	(4)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	79,745	0.0
571,828	(4)	Ginnie Mae Series 2016-4 SM, 3.828%, (-1.000*US0001M + 5.650%), 01/20/2046	73,133	0.0
EUR 372,205	(1),(5)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	455,690	0.2
250,000	(1),(5)	Station Place Securitization Trust 2015-2 A, 2.815%, (US0001M + 1.050%), 05/15/2018	250,000	0.1
655,301		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 2.283%, (12MTA + 1.000%), 08/25/2046	616,869	0.3

	Total Collateralized Mortgage Obligations
	(Cost $4,304,869)		4,282,989	1.9

MUNICIPAL BONDS: 1.1%
		California: 0.5%
350,000		Bay Area Toll Authority, 7.043%, 04/01/2050	522,224	0.3
400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/2040	520,004	0.2
			1,042,228	0.5

		Illinois: 0.3%
465,000		State of Illinois, 5.100%, 06/01/2033	436,598	0.2
55,000		State of Illinois, 6.630%, 02/01/2035	57,207	0.0
120,000		State of Illinois, 7.350%, 07/01/2035	130,976	0.1
			624,781	0.3

		Minnesota: 0.1%
194,301		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	193,099	0.1

		Puerto Rico: 0.2%
15,000	(3)	Commonwealth of Puerto Rico, 5.750%, 07/01/2038	6,713	0.0
100,000	(3)	Commonwealth of Puerto Rico, 6.000%, 07/01/2039	44,750	0.0
175,000	(3)	Commonwealth of Puerto Rico, 8.000%, 07/01/2035	74,375	0.1
10,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.850%, 08/01/2036	5,500	0.0

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
			Puerto Rico: (continued)
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2021	$2,925	0.0
	110,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2040	64,350	0.0
	90,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2043	21,150	0.0
	20,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 08/01/2046	11,700	0.0
	50,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/2040	29,250	0.0
	45,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.250%, 08/01/2057	27,225	0.0
	25,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.375%, 08/01/2038	5,875	0.0
	75,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.500%, 08/01/2037	17,625	0.0
	40,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/2037	9,400	0.0
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.750%, 08/01/2057	3,000	0.0
	110,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2036	66,000	0.1
	20,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2037	12,000	0.0
	10,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.050%, 08/01/2039	6,000	0.0
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2028	3,000	0.0
	5,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2029	3,000	0.0
	20,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2030	12,000	0.0
	15,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2037	9,000	0.0
	35,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.130%, 08/01/2038	21,000	0.0
	65,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2031	39,000	0.0
	15,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2032	9,000	0.0
	40,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2038	24,000	0.0
	150,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.000%, 08/01/2039	35,250	0.0
	35,000	(3)	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 6.750%, 08/01/2032	8,225	0.0
				571,313	0.2

		Total Municipal Bonds
		(Cost $2,543,970)		2,431,421	1.1

STRUCTURED PRODUCTS: 0.8%
EGP	12,550,000	(1),(6)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 05/03/2018	697,474	0.3
EGP	5,000,000	(1),(6)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 05/10/2018	276,940	0.1
EGP	4,890,000		Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 10/11/2018	255,307	0.1
EGP	5,000,000	(1),(6)	Citigroup Global Markets, Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 11/01/2018	255,677	0.1
EGP	5,800,000		JPMorgan Chase Bank N.A., Arab Republic of Egypt Treasury Bill Credit-Linked Notes, 07/02/2019	287,661	0.2

		Total Structured Products
		(Cost $1,764,325)		1,773,059	0.8

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.3%
600,000	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 2.536%, (US0001M + 0.750%), 02/15/2035	$600,332	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $600,000)		600,332	0.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.7%
		Federal Home Loan Bank: 1.0%
900,000		2.625%, 09/12/2025	880,056	0.4
1,300,000		2.875%, 06/13/2025	1,298,911	0.6
			2,178,967	1.0

		Federal Home Loan Mortgage Corporation: 0.1%(7)
87,273		4.000%, 02/01/2041	90,389	0.1
49,775		4.000%, 02/01/2041	51,553	0.0
			141,942	0.1

		Federal National Mortgage Association: 10.5%(7)
1,400,000		1.875%, 09/24/2026	1,290,927	0.6
104,552		4.000%, 01/01/2046	107,415	0.1
149,574		4.000%, 03/01/2046	153,670	0.1
127,001		4.000%, 03/01/2046	130,479	0.1
184,539		4.000%, 06/01/2046	189,592	0.1
46,596		4.000%, 08/01/2046	47,872	0.0
246,687		4.000%, 10/01/2046	253,442	0.1
53,720		4.000%, 10/01/2046	55,192	0.0
8,000,000	(8)	4.500%, 04/25/2039	8,377,969	3.8
701,552		4.500%, 04/01/2045	746,458	0.3
78,570		4.500%, 05/01/2045	83,483	0.0
11,084,169		4.500%, 01/01/2048	11,633,395	5.2
110,343		6.000%, 09/01/2035	122,805	0.1
48,393		6.000%, 09/01/2036	54,456	0.0
53,693		6.000%, 12/01/2036	59,750	0.0
84,683		6.000%, 07/01/2037	94,467	0.0
55,422		6.000%, 08/01/2038	61,624	0.0
			23,462,996	10.5

		Government National Mortgage Association: 9.1%
3,000,000	(8)	4.000%, 11/20/2041	3,079,160	1.4
2,714,041		4.000%, 10/20/2043	2,818,875	1.3
9,000,000	(8)	4.000%, 04/01/2044	9,251,543	4.1
423,649		4.000%, 07/20/2045	438,750	0.2
315,785		4.000%, 08/20/2045	327,028	0.1
332,288		4.000%, 09/20/2045	344,126	0.1
1,085,995		4.000%, 10/20/2045	1,124,646	0.5
959,929		4.000%, 07/20/2047	991,377	0.4
1,000,100		4.000%, 08/20/2047	1,029,265	0.5
999,999		4.000%, 09/20/2047	1,029,161	0.5
			20,433,931	9.1

	Total U.S. Government Agency Obligations
	(Cost $46,613,060)		46,217,836	20.7

ASSET-BACKED SECURITIES: 17.1%
		Other Asset-Backed Securities: 9.3%
250,000	(1)	B&M CLO 2014-1A A2, 3.672%, (US0003M + 1.950%), 04/16/2026	250,059	0.1
1,050,000	(1)	BlueMountain CLO 2014-2A AR, 2.675%, (US0003M + 0.930%), 07/20/2026	1,050,062	0.5
1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 2.363%, (US0003M + 0.850%), 01/27/2028	1,002,314	0.4
2,250,000	(1)	CBAM 2018-5A A Ltd., 3.220%, (US0003M + 1.020%), 04/17/2031	2,250,000	1.0
1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 2.632%, (US0003M + 0.910%), 12/31/2027	1,300,147	0.6
1,050,000	(1)	Cutwater 2014-1A A1AR, 2.972%, (US0003M + 1.250%), 07/15/2026	1,050,196	0.5
800,000	(1)	Halcyon Loan Advisors Funding 2015-2A A, 3.135%, (US0003M + 1.390%), 07/25/2027	800,874	0.3
1,550,000	(1)	ICG US CLO 2014-1A A1R Ltd., 2.588%, (US0003M + 1.220%), 01/20/2030	1,562,414	0.7
1,600,000	(1)	Madison Park Funding XXX Ltd. 2018-30A A, 3.089%, (US0003M + 0.750%), 04/15/2029	1,596,478	0.7
1,050,000	(1)	Neuberger Berman CLO XIX Ltd. 2015-19A A1R, 2.772%, (US0003M + 1.050%), 07/15/2027	1,052,954	0.5
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 2.522%, (US0003M + 0.800%), 07/15/2027	1,050,530	0.5
2,000,000	(1)	OFSI Fund VII Ltd. 2014-7A AR, 2.634%, (US0003M + 0.900%), 10/18/2026	2,000,084	0.9
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.115%, (US0003M + 1.230%), 11/20/2029	2,158,946	1.0
1,000,000		Soundview Home Loan Trust 2005-2 M6, 2.952%, (US0001M + 1.080%), 07/25/2035	1,004,561	0.4
800,000	(1)	Trinitas CLO II Ltd. 2014-2A A1R, 2.902%, (US0003M + 1.180%), 07/15/2026	800,130	0.3
419,604		Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust A3, 2.102%, (US0001M + 0.230%), 04/25/2037	400,694	0.2

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,500,000	(1)	York CLO 1 Ltd. 2014-1A AR, 2.895%, (US0003M + 1.150%), 01/22/2027	$1,500,339	0.7
			20,830,782	9.3

		Student Loan Asset-Backed Securities: 7.8%
1,138,639	(1)	Academic Loan Funding Trust 2012-1A A2, 2.972%, (US0001M + 1.100%), 12/27/2044	1,139,086	0.5
183,415	(1)	Bank of America Student Loan Trust 2010-1A A, 2.545%, (US0003M + 0.800%), 02/25/2043	184,392	0.1
754,004	(1)	ECMC Group Student Loan Trust 2016-1, 3.222%, (US0001M + 1.350%), 07/26/2066	764,979	0.3
540,197	(1)	Edsouth Indenture No 9 LLC 2015-1 A, 2.672%, (US0001M + 0.800%), 10/25/2056	542,101	0.2
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.222%, (US0001M + 1.350%), 03/25/2036	1,120,539	0.5
650,000	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 2.872%, (US0001M + 1.000%), 04/25/2033	659,877	0.3
600,000		Montana Higher Education Student Assistance Corp. 2012-1 A3, 2.872%, (US0001M + 1.050%), 07/20/2043	610,164	0.3
1,627,007	(1)	Navient Student Loan Trust 2016-5A A, 3.122%, (US0001M + 1.250%), 06/25/2065	1,669,407	0.7
792,522	(1)	Navient Student Loan Trust 2016-7 A, 3.022%, (US0001M + 1.150%), 03/25/2066	806,401	0.4
1,050,000	(1)	Nelnet Student Loan Trust 2006-1 A6, 2.370%, (US0003M + 0.450%), 08/23/2036	1,032,204	0.5
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 2.325%, (US0003M + 0.580%), 01/25/2037	1,083,948	0.5
820,496	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.022%, (US0001M + 1.150%), 09/25/2065	834,665	0.4
270,635	(1)	Scholar Funding Trust 2010-A A, 2.510%, (US0003M + 0.750%), 10/28/2041	270,850	0.1
600,423	(1)	SLM Student Loan Trust 2003-1 A5A, 2.235%, (US0003M + 0.110%), 12/15/2032	583,384	0.3
786,921	(1)	SLM Student Loan Trust 2003-7A A5A, 3.325%, (US0003M + 1.200%), 12/15/2033	800,124	0.3
550,000	(1)	SLM Student Loan Trust 2004-8A A6, 2.375%, (US0003M + 0.630%), 01/25/2040	551,117	0.2
593,846		SLM Student Loan Trust 2005-4 A3, 1.865%, (US0003M + 0.120%), 01/25/2027	592,566	0.3
323,301		SLM Student Loan Trust 2007-1 A5, 1.835%, (US0003M + 0.090%), 01/26/2026	322,452	0.1
750,000		SLM Student Loan Trust 2007-2 A4, 1.805%, (US0003M + 0.060%), 07/25/2022	730,237	0.3
412,570		SLM Student Loan Trust 2007-7 A4, 2.075%, (US0003M + 0.330%), 01/25/2022	404,701	0.2
149,282		SLM Student Loan Trust 2008-2 A3, 2.495%, (US0003M + 0.750%), 04/25/2023	148,871	0.1
415,998		SLM Student Loan Trust 2008-4 A4, 3.395%, (US0003M + 1.650%), 07/25/2022	425,858	0.2
1,128,649		SLM Student Loan Trust 2008-5 A4, 3.445%, (US0003M + 1.700%), 07/25/2023	1,158,961	0.5
584,236		SLM Student Loan Trust 2008-6 A4, 2.845%, (US0003M + 1.100%), 07/25/2023	588,805	0.3
350,000		SLM Student Loan Trust 2008-8 A4, 3.245%, (US0003M + 1.500%), 04/25/2023	358,901	0.2
			17,384,590	7.8

	Total Asset-Backed Securities
	(Cost $37,745,372)		38,215,372	17.1

U.S. TREASURY OBLIGATIONS: 15.4%
		U.S. Treasury Bonds: 1.6%
3,790,000		2.875%, 11/15/2046	3,709,643	1.6

		U.S. Treasury Notes: 13.1%
2,500,000		1.750%, 05/31/2022	2,424,026	1.1
5,390,000		2.000%, 11/15/2026	5,080,836	2.3
11,830,000		2.125%, 07/31/2024	11,456,893	5.1
5,900,000		2.125%, 09/30/2024	5,706,692	2.6
3,110,000		2.125%, 11/30/2024	3,003,928	1.3

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
			U.S. Treasury Notes: (continued)
	1,600,000		2.250%, 12/31/2024	$1,556,788	0.7
				29,229,163	13.1

			U.S. Treasury STRIP: 0.7%
	1,930,000	(6),(9)	–%, 02/15/2036	1,142,033	0.5
	700,000	(6),(9)	–%, 08/15/2036	407,764	0.2
				1,549,797	0.7

		Total U.S. Treasury Obligations
		(Cost $35,419,846)		34,488,603	15.4

FOREIGN GOVERNMENT BONDS: 2.8%
	40,000	(3),(10)	Argentina Government International Bond, 2.500%, 12/31/2038	26,660	0.0
EUR	10,000	(10)	Argentine Republic Government International Bond, 2.260%, 12/31/2038	8,527	0.0
EUR	160,000		Argentine Republic Government International Bond, 3.375%, 01/15/2023	195,278	0.1
EUR	190,000		Argentine Republic Government International Bond, 5.250%, 01/15/2028	228,526	0.1
	360,000		Argentine Republic Government International Bond, 6.875%, 01/11/2048	329,175	0.2
	100,000	(1)	Argentine Republic Government International Bond, 7.125%, 06/28/2117	92,400	0.0
	250,000	(1)	Ecuador Government International Bond, 7.875%, 01/23/2028	241,612	0.1
	200,000		Ecuador Government International Bond, 9.625%, 06/02/2027	214,890	0.1
EUR	100,000	(1)	Indonesia Government International Bond, 2.150%, 07/18/2024	127,013	0.1
	240,000	(1)	Indonesia Government International Bond, 3.850%, 07/18/2027	235,607	0.1
	1,375,000		Israel Government AID Bond, 5.500%, 09/18/2023	1,560,518	0.7
	1,039,000		Israel Government AID Bond, 5.500%, 12/04/2023	1,187,342	0.5
MXN	1,032,900		Mexican Bonos, 6.500%, 06/10/2021	55,700	0.0
MXN	2,257,000		Mexican Bonos, 6.500%, 06/09/2022	121,047	0.1
MXN	434,700		Mexican Bonos, 7.750%, 11/23/2034	24,439	0.0
MXN	19,100		Mexican Bonos, 8.000%, 11/07/2047	1,097	0.0
MXN	656,800		Mexico Government Bond, 8.000%, 12/07/2023	37,466	0.0
BRL	1,004,000		Nota Do Tesouro Nacional, -0.620%, 01/01/2027	321,160	0.2
	240,000	(3)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	66,360	0.0
ZAR	990,000		Republic of South Africa Government Bond, 6.250%, 03/31/2036	65,200	0.0
ZAR	300,000		Republic of South Africa Government Bond, 6.500%, 02/28/2041	19,589	0.0
ZAR	1,490,000		Republic of South Africa Government Bond, 7.000%, 02/28/2031	111,964	0.1
ZAR	560,000		Republic of South Africa Government Bond, 8.000%, 01/31/2030	46,063	0.0
ZAR	4,565,000		Republic of South Africa Government Bond, 8.250%, 03/31/2032	379,233	0.2
ZAR	1,290,000		Republic of South Africa Government Bond, 8.750%, 01/31/2044	107,255	0.1
ZAR	530,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	45,442	0.0
ZAR	60,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	5,133	0.0
	280,000		Turkey Government International Bond, 5.125%, 02/17/2028	264,850	0.1
	40,000	(3)	Venezuela Government International Bond, 6.000%, 12/09/2020	11,680	0.0
	120,000	(3)	Venezuela Government International Bond, 9.250%, 05/07/2028	36,084	0.0

		Total Foreign Government Bonds
		(Cost $6,096,528)		6,167,310	2.8

CERTIFICATES OF DEPOSIT: 2.5%
	1,669,000		Mitsubishi 2.32% 6/22/18, 2.320%, 06/22/2018	1,669,324	0.8
	1,669,000		Norinchukin 2.28% 6/22/18, 2.250%, 06/22/2018	1,669,000	0.7

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CERTIFICATES OF DEPOSIT: (continued)
2,152,000	Standard 2.31% 6/25/18, 2.310%, 06/25/2018	$2,152,000	1.0

	Total Certificates of Deposit
	(Cost $5,490,000)	5,490,324	2.5

	Total Long-Term Investments
	(Cost $193,163,222)	191,519,916	85.8

SHORT-TERM INVESTMENTS: 21.4%
	Commercial Paper: 9.8%
1,000,000	Atlantic, 2.400%, 06/21/2018	994,675	0.4
1,000,000	Autozone, 2.560%, 04/10/2018	999,309	0.5
1,000,000	Dominion Res, 2.450%, 04/17/2018	998,873	0.5
352,000	Dominion Res, 2.620%, 06/22/2018	349,933	0.2
250,000	Eastman Chem, 2.500%, 04/27/2018	249,544	0.1
970,000	Electricite, 2.500%, 04/27/2018	968,229	0.4
1,112,000	Gotham Fdg, 2.480%, 06/25/2018	1,105,590	0.5
623,000	HP, 2.080%, 04/27/2018	622,050	0.3
1,113,000	Kells, 2.400%, 06/29/2018	1,106,498	0.5
1,674,000	Liberty, 2.430%, 06/26/2018	1,664,436	0.7
731,000	Marriott, 2.500%, 05/09/2018	729,074	0.3
324,000	Omnicom, 2.500%, 05/04/2018	323,255	0.1
559,000	Potash, 2.580%, 06/11/2018	556,202	0.3
516,000	Potash Corp, 2.530%, 05/31/2018	513,847	0.2
251,000	Schlumberger, 2.420%, 05/29/2018	250,032	0.1
587,000	Sempra Energy, 2.650%, 06/27/2018	583,317	0.3
1,000,000	Sheffield Rec, 2.380%, 06/11/2018	995,369	0.4
1,000,000	Southern, 2.560%, 04/10/2018	999,309	0.5
512,000	Southern Co, 2.620%, 06/21/2018	509,035	0.2
1,563,000	Sumitomo, 2.380%, 06/25/2018	1,554,354	0.7
1,000,000	Suncor, 2.500%, 05/07/2018	997,501	0.5
1,112,000	United Overseas, 2.410%, 07/27/2018	1,103,475	0.5
1,214,000	Versailles, 2.520%, 07/09/2018	1,205,748	0.5
1,112,000	Voctory, 2.470%, 06/22/2018	1,105,851	0.5
1,427,000	VW Credit, Inc 0.00%, 06/22/2018	1,418,331	0.6
		21,903,837	9.8

	U.S. Treasury Bills: 7.1%
15,792,000	(6) United States Treasury Bill, 1.650%, 06/07/2018
	(Cost $15,744,266)	15,744,034	7.1

	Securities Lending Collateral(11): 0.1%
286,706	NBC Global Finance Ltd., Repurchase Agreement dated 03/29/18, 1.71%, due 04/02/18 (Repurchase Amount $286,760, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $292,440, due 06/30/19-09/09/49)
	(Cost $286,706)	286,706	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.4%
9,873,414	(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.550%
		(Cost $9,873,414)	9,873,414	4.4

	Total Short-Term Investments
	(Cost $47,809,444)		47,807,991	21.4

	Total Investments in Securities (Cost $240,972,666)		$239,327,907	107.2
	Liabilities in Excess of Other Assets		(16,120,475)	(7.2)
	Net Assets		$223,207,432	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Defaulted security
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2018.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	Separate Trading of Registered Interest and Principal of Securities
(10)	Step Bond. Interest rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Rate shown is the rate in effect as of March 31, 2018.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2018.

BRL	Brazilian Real
EGP	Egyptian Pound
EUR	EU Euro
MXN	Mexican Peso
ZAR	South African Rand

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$51,852,670	$–	$51,852,670
Collateralized Mortgage Obligations	–	3,577,299	705,690	4,282,989
Municipal Bonds	–	2,431,421	–	2,431,421
Structured Products	–	1,773,059	–	1,773,059
U.S. Treasury Obligations	–	34,488,603	–	34,488,603
Certificates of Deposit	–	5,490,324	–	5,490,324
Commercial Mortgage-Backed Securities	–	600,332	–	600,332
Foreign Government Bonds	–	6,167,310	–	6,167,310
U.S. Government Agency Obligations	–	46,217,836	–	46,217,836
Asset-Backed Securities	–	38,215,372	–	38,215,372
Short-Term Investments	9,873,414	37,934,577	–	47,807,991
Total Investments, at fair value	$9,873,414	$228,748,803	$705,690	$239,327,907
Other Financial Instruments+
Centrally Cleared Swaps	–	835,739	–	835,739
Forward Foreign Currency Contracts	–	484,496	–	484,496
Futures	724,023	–	–	724,023
Total Assets	$10,597,437	$230,069,038	$705,690	$241,372,165
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,234,588)	$–	$(1,234,588)
Forward Foreign Currency Contracts	–	(692,217)	–	(692,217)
Futures	(59,122)	–	–	(59,122)
OTC Swaps	–	(396,384)	–	(396,384)
Sales Commitments	–	(1,045,449)	–	(1,045,449)
Total Liabilities	$(59,122)	$(3,368,638)	$–	$(3,427,760)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2018, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,095,000	USD	329,125	Bank of America N.A.	04/03/18	$2,547
BRL	2,275,140	USD	700,668	Bank of America N.A.	04/03/18	(11,535)
USD	1,460,847	INR	95,013,468	Bank of America N.A.	04/05/18	4,157
USD	73,916	ARS	1,515,646	Bank of America N.A.	04/09/18	(1,130)
USD	1,279,741	KRW	1,389,248,827	Bank of America N.A.	04/12/18	(25,200)
KRW	214,997,878	USD	200,773	Bank of America N.A.	04/12/18	1,177
USD	196,964	KRW	211,066,633	Bank of America N.A.	04/16/18	(1,401)
INR	95,013,468	USD	1,457,016	Bank of America N.A.	04/27/18	(1,280)
USD	328,218	BRL	1,095,000	Bank of America N.A.	05/03/18	(2,653)
ARS	3,024,869	USD	145,636	Bank of America N.A.	05/11/18	1,631
ARS	1,996,400	USD	95,294	Bank of America N.A.	05/17/18	1,592
EUR	60,998	PLN	258,265	Bank of America N.A.	06/20/18	(63)
AUD	255,109	USD	198,004	Bank of America N.A.	06/20/18	(2,028)
NZD	547,100	USD	397,013	Bank of America N.A.	06/20/18	(1,724)
USD	274,428	MXN	5,158,420	Bank of America N.A.	06/20/18	(5,841)
USD	197,040	JPY	20,569,135	Bank of America N.A.	06/20/18	2,712
AUD	254,075	USD	195,710	Bank of America N.A.	06/20/18	(528)
USD	395,625	EUR	320,087	Bank of America N.A.	06/20/18	(549)
EUR	163,110	CZK	4,156,205	Bank of America N.A.	06/20/18	(324)
EUR	159,927	GBP	141,388	Bank of America N.A.	06/20/18	(1,085)
NZD	539,922	USD	391,981	Bank of America N.A.	06/20/18	(1,879)
CAD	256,671	USD	197,051	Bank of America N.A.	06/20/18	2,470
EUR	159,056	GBP	141,111	Bank of America N.A.	06/20/18	(1,773)
CAD	255,703	EUR	159,063	Bank of America N.A.	06/20/18	1,896
USD	196,947	JPY	20,826,530	Bank of America N.A.	06/20/18	187
CAD	252,691	USD	196,937	Bank of America N.A.	06/20/18	(509)
CAD	253,957	USD	197,029	Bank of America N.A.	06/20/18	383
HKD	1,874,829	USD	239,937	Bank of America N.A.	06/20/18	(427)
USD	200,375	SGD	262,602	Bank of America N.A.	06/20/18	(276)
USD	201,116	EUR	161,903	Bank of America N.A.	06/20/18	728
EUR	158,918	CAD	252,329	Bank of America N.A.	06/20/18	547
EUR	55,522	NOK	532,762	Bank of America N.A.	06/20/18	584
USD	1,049,740	MXN	19,849,527	Bank of America N.A.	06/20/18	(28,731)
ZAR	2,348,012	USD	195,926	Bank of America N.A.	06/20/18	294
CAD	253,160	EUR	158,988	Bank of America N.A.	06/20/18	13
USD	18,230	MXN	342,882	Bank of America N.A.	06/20/18	(400)
ZAR	2,350,224	USD	195,922	Bank of America N.A.	06/20/18	483
CHF	370,393	EUR	317,109	Bank of America N.A.	06/20/18	(2,429)
MXN	4,063,507	USD	213,932	Bank of America N.A.	06/20/18	6,848
PLN	4,954,460	EUR	1,172,667	Bank of America N.A.	06/20/18	(1,894)
USD	52,377	CHF	48,883	Bank of America N.A.	06/20/18	899
SEK	17,723,689	EUR	1,741,116	Bank of America N.A.	06/20/18	(19,722)
BRL	1,271,030	USD	393,021	Barclays Bank PLC	04/03/18	(8,030)
ARS	2,512,259	USD	124,246	Barclays Bank PLC	04/04/18	472
ARS	5,610,611	USD	291,915	Barclays Bank PLC	04/04/18	(13,383)
USD	87,219	INR	5,719,176	Barclays Bank PLC	04/06/18	(461)
ARS	2,398,854	USD	115,329	Barclays Bank PLC	04/09/18	3,448
USD	115,329	ARS	2,398,854	Barclays Bank PLC	04/09/18	(3,448)
KRW	210,917,521	USD	197,027	Barclays Bank PLC	04/09/18	1,011
USD	1,038,055	IDR	13,881,912,056	Barclays Bank PLC	04/11/18	29,451
USD	197,020	INR	12,826,981	Barclays Bank PLC	04/13/18	411
INR	12,840,159	USD	197,032	Barclays Bank PLC	04/13/18	(221)
INR	12,880,421	USD	197,024	Barclays Bank PLC	04/13/18	404
INR	10,574,313	USD	162,220	Barclays Bank PLC	04/13/18	(140)
INR	12,793,178	USD	196,034	Barclays Bank PLC	04/13/18	57
INR	12,859,380	USD	197,009	Barclays Bank PLC	04/13/18	96
USD	1,010,661	INR	65,844,572	Barclays Bank PLC	04/13/18	1,412
CNY	2,749,096	USD	434,708	Barclays Bank PLC	04/16/18	2,434
CNY	5,032,562	USD	794,105	Barclays Bank PLC	04/16/18	6,137
ARS	3,083,612	USD	151,753	Barclays Bank PLC	04/16/18	371

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	8,153,405	USD	279,398	Barclays Bank PLC	04/17/18	$853
USD	406,725	CLP	240,764,789	Barclays Bank PLC	04/20/18	8,004
USD	200,916	TWD	5,826,566	Barclays Bank PLC	04/27/18	330
ARS	1,287,165	USD	62,651	Barclays Bank PLC	05/02/18	315
ARS	16,924,206	USD	813,175	Barclays Bank PLC	05/07/18	12,541
USD	196,946	TWD	5,737,838	Barclays Bank PLC	05/10/18	(922)
USD	269,409	TWD	7,810,172	Barclays Bank PLC	05/10/18	77
TWD	5,721,250	USD	197,013	Barclays Bank PLC	05/10/18	283
TWD	5,690,129	USD	196,972	Barclays Bank PLC	05/10/18	(749)
TWD	5,735,129	USD	196,982	Barclays Bank PLC	05/10/18	793
EUR	159,902	USD	198,257	Barclays Bank PLC	06/20/18	(346)
JPY	20,689,899	USD	196,906	Barclays Bank PLC	06/20/18	(1,437)
JPY	20,811,051	EUR	159,031	Barclays Bank PLC	06/20/18	(220)
USD	276,242	ZAR	3,248,025	Barclays Bank PLC	06/20/18	4,808
TRY	801,369	USD	197,067	Barclays Bank PLC	06/20/18	1,362
USD	195,640	ZAR	2,310,115	Barclays Bank PLC	06/20/18	2,586
GBP	141,038	EUR	160,101	Barclays Bank PLC	06/20/18	377
EUR	205,006	NOK	1,954,594	Barclays Bank PLC	06/20/18	3,761
CHF	185,020	GBP	138,103	Barclays Bank PLC	06/20/18	440
TRY	801,957	USD	200,388	Barclays Bank PLC	06/20/18	(1,813)
AUD	112,278	USD	86,463	Barclays Bank PLC	06/20/18	(210)
USD	118,049	TRY	477,885	Barclays Bank PLC	06/20/18	(282)
HKD	1,531,544	USD	195,997	Barclays Bank PLC	06/20/18	(342)
USD	157,964	TRY	635,609	Barclays Bank PLC	06/20/18	579
ZAR	2,349,254	USD	197,019	Barclays Bank PLC	06/20/18	(694)
EUR	160,103	USD	199,486	Barclays Bank PLC	06/20/18	(1,325)
GBP	143,846	EUR	161,591	Barclays Bank PLC	06/20/18	2,485
USD	197,077	TRY	782,378	Barclays Bank PLC	06/20/18	3,350
CNH	2,497,424	USD	392,929	Barclays Bank PLC	06/20/18	3,796
ZAR	2,341,715	USD	195,908	Barclays Bank PLC	06/20/18	(214)
CNH	1,248,238	USD	195,979	Barclays Bank PLC	06/20/18	2,309
CAD	251,604	USD	195,925	Barclays Bank PLC	06/20/18	(343)
CAD	481,411	USD	371,868	Barclays Bank PLC	06/20/18	2,354
USD	379,000	HKD	2,939,885	Barclays Bank PLC	09/19/18	2,668
USD	568,000	HKD	4,405,522	Barclays Bank PLC	09/19/18	4,053
USD	161,380	BRL	537,236	Citibank N.A.	04/03/18	(1,347)
USD	346,300	BRL	1,095,000	Citibank N.A.	04/03/18	14,627
BRL	641,894	USD	197,021	Citibank N.A.	04/03/18	(2,593)
ARS	3,694,227	USD	190,032	Citibank N.A.	04/04/18	(6,637)
ARS	5,370,873	USD	272,150	Citibank N.A.	04/04/18	(5,519)
USD	315,839	PEN	1,020,160	Citibank N.A.	04/05/18	(364)
USD	196,938	KRW	209,522,370	Citibank N.A.	04/05/18	317
INR	72,561,227	USD	1,127,077	Citibank N.A.	04/05/18	(14,611)
ARS	6,127,937	USD	300,979	Citibank N.A.	04/09/18	2,441
PEN	1,020,160	USD	315,819	Citibank N.A.	04/09/18	338
IDR	2,712,975,976	USD	197,004	Citibank N.A.	04/09/18	97
KRW	84,144,497	USD	78,675	Citibank N.A.	04/12/18	363
INR	12,007,186	USD	184,506	Citibank N.A.	04/13/18	(463)
INR	25,582,929	USD	392,076	Citibank N.A.	04/13/18	53
USD	197,090	INR	12,937,987	Citibank N.A.	04/13/18	(1,220)
INR	12,795,815	USD	196,062	Citibank N.A.	04/13/18	69
IDR	5,141,893,000	USD	386,333	Citibank N.A.	04/16/18	(12,676)
IDR	2,354,134,651	USD	171,810	Citibank N.A.	04/16/18	(737)
CNY	1,532,807	USD	241,913	Citibank N.A.	04/16/18	1,824
USD	1,655,307	TWD	48,558,434	Citibank N.A.	04/17/18	(13,761)
TWD	6,532,658	USD	225,575	Citibank N.A.	04/17/18	(1,032)
CLP	260,144,026	USD	431,738	Citibank N.A.	04/20/18	(925)
KRW	177,829,760	USD	165,070	Citibank N.A.	04/26/18	2,283
IDR	2,706,724,761	USD	196,954	Citibank N.A.	04/26/18	(186)
USD	212,720	TWD	6,202,905	Citibank N.A.	04/27/18	(822)
USD	185,267	INR	12,066,935	Citibank N.A.	04/27/18	386
USD	201,047	TWD	5,827,305	Citibank N.A.	04/27/18	435
COP	221,787,810	USD	78,265	Citibank N.A.	04/27/18	1,089
INR	83,547,566	USD	1,302,175	Citibank N.A.	04/27/18	(22,112)
ARS	4,878,517	USD	237,051	Citibank N.A.	05/02/18	1,598
BRL	537,236	USD	160,938	Citibank N.A.	05/03/18	1,396
TWD	5,731,089	USD	197,033	Citibank N.A.	05/10/18	603

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	5,729,340	USD	197,020	Citibank N.A.	05/10/18	$555
TWD	14,640,609	USD	502,993	Citibank N.A.	05/10/18	1,886
TWD	5,679,568	USD	195,989	Citibank N.A.	05/10/18	(130)
USD	196,002	TWD	5,721,293	Citibank N.A.	05/10/18	(1,296)
RUB	124,882,856	USD	2,179,609	Citibank N.A.	05/17/18	(12,136)
USD	1,356,933	EUR	1,097,656	Citibank N.A.	06/08/18	(250)
USD	308,647	MXN	5,758,000	Citibank N.A.	06/12/18	(4,571)
EUR	159,885	USD	197,998	Citibank N.A.	06/20/18	(108)
NZD	109,460	USD	78,931	Citibank N.A.	06/20/18	156
PLN	668,300	EUR	157,958	Citibank N.A.	06/20/18	18
USD	118,771	NZD	164,211	Citibank N.A.	06/20/18	126
USD	196,966	CNH	1,233,617	Citibank N.A.	06/20/18	1,001
USD	196,954	MXN	3,673,371	Citibank N.A.	06/20/18	(2,628)
CAD	122,174	USD	95,032	Citibank N.A.	06/20/18	(61)
PLN	1,005,631	EUR	236,993	Citibank N.A.	06/20/18	889
PLN	347,894	EUR	81,852	Citibank N.A.	06/20/18	475
NZD	109,214	USD	78,250	Citibank N.A.	06/20/18	659
CNH	1,354,787	USD	213,715	Citibank N.A.	06/20/18	1,498
PLN	671,383	EUR	159,009	Citibank N.A.	06/20/18	(380)
CAD	103,668	USD	79,241	Citibank N.A.	06/20/18	1,344
USD	79,587	SEK	646,260	Citibank N.A.	06/20/18	1,728
EUR	159,951	PLN	678,448	Citibank N.A.	06/20/18	(521)
EUR	11,769	NOK	112,482	Citibank N.A.	06/20/18	181
USD	241,520	EUR	195,484	Citibank N.A.	06/20/18	(432)
NOK	20,024,285	EUR	2,080,735	Citibank N.A.	06/20/18	(14,402)
NOK	1,099,368	EUR	115,106	Citibank N.A.	06/20/18	(1,868)
USD	79,777	SEK	650,816	Citibank N.A.	06/20/18	1,370
EUR	224,009	HUF	69,729,553	Citibank N.A.	06/20/18	1,142
EUR	75,925	HUF	23,643,870	Citibank N.A.	06/20/18	348
EUR	95,925	HUF	29,861,332	Citibank N.A.	06/20/18	482
USD	210,085	EUR	169,024	Citibank N.A.	06/20/18	884
CHF	370,476	EUR	317,316	Citibank N.A.	06/20/18	(2,597)
USD	197,020	TRY	785,578	Citibank N.A.	06/20/18	2,501
EUR	102,623	NOK	984,667	Citibank N.A.	06/20/18	1,086
MXN	3,714,277	USD	197,029	Citibank N.A.	06/20/18	4,776
SEK	984,812	USD	119,868	Citibank N.A.	06/20/18	(1,223)
CNH	9,582,085	USD	1,503,299	Citibank N.A.	06/20/18	18,852
GBP	73,491	USD	101,905	Citibank N.A.	06/20/18	1,546
PLN	2,103,054	EUR	498,938	Citibank N.A.	06/20/18	(2,250)
NZD	540,029	USD	396,473	Citibank N.A.	06/20/18	(6,293)
EUR	163,816	HUF	51,114,832	Citibank N.A.	06/20/18	352
ARS	4,096,304	USD	201,392	Credit Suisse International	04/12/18	1,116
USD	196,933	CLP	117,143,394	Credit Suisse International	04/20/18	2,936
COP	334,311,393	USD	117,923	Credit Suisse International	04/20/18	1,702
USD	197,998	COP	570,349,424	Credit Suisse International	04/20/18	(6,087)
COP	681,910,990	USD	239,077	Credit Suisse International	04/27/18	4,906
AUD	205,076	USD	157,233	Credit Suisse International	06/20/18	307
CAD	264,856	USD	205,465	Credit Suisse International	06/20/18	419
EUR	161,669	USD	201,374	Credit Suisse International	06/20/18	(1,276)
EUR	164,479	USD	204,362	Credit Suisse International	06/20/18	(785)
JPY	20,593,232	USD	195,967	Credit Suisse International	06/20/18	(1,411)
USD	197,304	NZD	272,968	Credit Suisse International	06/20/18	80
USD	397,342	GBP	282,097	Credit Suisse International	06/20/18	244
EUR	158,961	CHF	185,623	Credit Suisse International	06/20/18	1,268
EUR	158,961	NOK	1,518,948	Credit Suisse International	06/20/18	2,486
EUR	159,096	CHF	185,790	Credit Suisse International	06/20/18	1,260
JPY	21,158,813	EUR	159,997	Credit Suisse International	06/20/18	1,870
USD	197,040	JPY	20,882,426	Credit Suisse International	06/20/18	(248)
EUR	159,107	GBP	141,722	Credit Suisse International	06/20/18	(2,569)
CNY	6,594,296	USD	1,036,937	Deutsche Bank AG	04/02/18	11,158
BRL	646,890	USD	199,135	Deutsche Bank AG	04/03/18	(3,194)
BRL	637,627	USD	197,011	Deutsche Bank AG	04/03/18	(3,876)
BRL	647,644	USD	197,002	Deutsche Bank AG	04/03/18	(832)
USD	851,733	ARS	17,187,970	Deutsche Bank AG	04/04/18	(1,543)
USD	102,954	KRW	111,077,459	Deutsche Bank AG	04/05/18	(1,284)
KRW	213,160,038	USD	197,006	Deutsche Bank AG	04/05/18	3,030
KRW	320,342,897	USD	299,610	Deutsche Bank AG	04/05/18	1,009

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	35,355,006	USD	552,077	Deutsche Bank AG	04/05/18	$(10,035)
USD	197,004	INR	12,902,765	Deutsche Bank AG	04/05/18	(814)
PEN	641,659	USD	196,948	Deutsche Bank AG	04/09/18	1,908
IDR	2,573,020,288	USD	192,916	Deutsche Bank AG	04/11/18	(5,971)
IDR	13,986,468,259	USD	1,020,836	Deutsche Bank AG	04/11/18	(4,635)
THB	11,941,509	USD	380,994	Deutsche Bank AG	04/12/18	1,001
KRW	134,021,185	USD	126,031	Deutsche Bank AG	04/12/18	(143)
USD	196,945	THB	6,188,858	Deutsche Bank AG	04/12/18	(1,030)
KRW	210,386,935	USD	197,084	Deutsche Bank AG	04/12/18	536
USD	299,686	KRW	320,342,897	Deutsche Bank AG	04/12/18	(1,217)
USD	199,600	INR	13,048,374	Deutsche Bank AG	04/13/18	(402)
USD	196,946	INR	12,931,978	Deutsche Bank AG	04/13/18	(1,272)
IDR	1,791,638,368	USD	133,625	Deutsche Bank AG	04/16/18	(3,428)
KRW	592,129,990	USD	557,000	Deutsche Bank AG	04/16/18	(504)
ARS	3,602,340	USD	174,110	Deutsche Bank AG	04/16/18	3,604
IDR	12,311,794,888	USD	915,920	Deutsche Bank AG	04/16/18	(21,234)
USD	197,080	THB	6,169,979	Deutsche Bank AG	04/16/18	(317)
USD	493,643	CNY	3,129,200	Deutsche Bank AG	04/16/18	(3,941)
INR	22,103,914	USD	339,956	Deutsche Bank AG	04/16/18	(1,183)
TWD	3,430,964	USD	118,473	Deutsche Bank AG	04/17/18	(542)
USD	386,577	CLP	235,031,325	Deutsche Bank AG	04/20/18	(2,648)
IDR	2,767,481,803	USD	200,906	Deutsche Bank AG	04/26/18	279
KRW	210,813,699	USD	195,947	Deutsche Bank AG	04/26/18	2,447
KRW	209,671,970	USD	195,915	Deutsche Bank AG	04/26/18	1,404
KRW	223,900,864	USD	207,912	Deutsche Bank AG	04/27/18	2,826
CLP	202,735,398	USD	333,721	Deutsche Bank AG	04/27/18	2,034
CLP	119,839,837	USD	197,040	Deutsche Bank AG	04/27/18	1,429
USD	196,998	INR	12,809,801	Deutsche Bank AG	04/27/18	734
USD	143,056	TWD	4,170,801	Deutsche Bank AG	05/10/18	(773)
TWD	5,719,076	USD	197,006	Deutsche Bank AG	05/10/18	215
ARS	2,004,961	USD	95,634	Deutsche Bank AG	05/24/18	1,304
ARS	6,061,659	USD	289,201	Deutsche Bank AG	05/31/18	2,776
JPY	41,370,392	USD	393,908	Deutsche Bank AG	06/20/18	(3,059)
GBP	140,032	USD	198,152	Deutsche Bank AG	06/20/18	(1,034)
AUD	264,792	USD	203,440	Deutsche Bank AG	06/20/18	(25)
JPY	31,723,464	USD	302,136	Deutsche Bank AG	06/20/18	(2,426)
USD	196,928	SGD	258,230	Deutsche Bank AG	06/20/18	(383)
PLN	693,183	EUR	163,556	Deutsche Bank AG	06/20/18	369
CNH	1,272,744	USD	200,904	Deutsche Bank AG	06/20/18	1,277
EUR	791,901	USD	990,821	Deutsche Bank AG	06/20/18	(10,681)
AUD	252,032	USD	197,718	Deutsche Bank AG	06/20/18	(4,106)
USD	394,152	CNH	2,502,669	Deutsche Bank AG	06/20/18	(3,406)
HUF	467,447,382	EUR	1,497,821	Deutsche Bank AG	06/20/18	(2,862)
USD	197,071	ZAR	2,327,407	Deutsche Bank AG	06/20/18	2,572
JPY	20,858,047	USD	197,107	Deutsche Bank AG	06/20/18	(49)
CNH	1,258,252	EUR	159,942	Deutsche Bank AG	06/20/18	1,917
USD	196,100	MXN	3,664,630	Deutsche Bank AG	06/20/18	(3,008)
CNH	1,256,417	EUR	159,994	Deutsche Bank AG	06/20/18	1,561
USD	196,967	CNH	1,243,124	Deutsche Bank AG	06/20/18	(508)
MXN	9,209,677	USD	490,069	Deutsche Bank AG	06/20/18	10,314
INR	11,473,797	USD	174,666	Deutsche Bank AG	06/20/18	88
USD	198,824	EUR	159,913	Deutsche Bank AG	06/20/18	899
CNH	1,249,782	USD	196,949	Deutsche Bank AG	06/20/18	1,583
USD	1,215,246	EUR	976,520	Deutsche Bank AG	06/20/18	6,602
SGD	290,444	USD	222,136	Deutsche Bank AG	06/20/18	(211)
JPY	41,432,961	USD	394,000	Deutsche Bank AG	06/20/18	(2,559)
SGD	145,647	USD	111,452	Deutsche Bank AG	06/20/18	(165)
JPY	21,315,903	USD	202,605	Deutsche Bank AG	06/20/18	(1,222)
USD	196,937	SGD	257,665	Deutsche Bank AG	06/20/18	58
CAD	253,233	USD	197,007	Deutsche Bank AG	06/20/18	(159)
CHF	178,651	EUR	152,894	Deutsche Bank AG	06/20/18	(1,101)
CNH	1,218,066	USD	191,673	Deutsche Bank AG	06/20/18	1,821
EUR	158,012	HUF	49,343,720	Deutsche Bank AG	06/20/18	181
USD	1,695,798	NZD	2,335,102	Deutsche Bank AG	06/20/18	8,649
EUR	503,317	USD	626,154	Deutsche Bank AG	06/20/18	(3,195)
SGD	445,893	USD	340,173	Deutsche Bank AG	06/20/18	529
AUD	1,743,758	USD	1,363,198	Deutsche Bank AG	06/20/18	(23,635)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	17,187,970	USD	810,945	Deutsche Bank AG	07/03/18	$1,587
HKD	9,828,464	USD	1,257,561	Deutsche Bank AG	09/19/18	573
BRL	1,166,452	USD	368,774	JPMorgan Chase Bank N.A.	04/03/18	(15,459)
USD	192,654	BRL	629,216	JPMorgan Chase Bank N.A.	04/03/18	2,066
USD	2,610,146	BRL	8,686,566	JPMorgan Chase Bank N.A.	04/03/18	(20,991)
USD	196,987	KRW	212,903,106	JPMorgan Chase Bank N.A.	04/05/18	(2,807)
IDR	14,450,118,500	USD	1,068,796	JPMorgan Chase Bank N.A.	04/11/18	(18,908)
ARS	6,896,347	USD	331,619	JPMorgan Chase Bank N.A.	04/12/18	9,313
KRW	210,556,237	USD	195,919	JPMorgan Chase Bank N.A.	04/12/18	1,859
INR	12,857,571	USD	197,048	JPMorgan Chase Bank N.A.	04/13/18	30
INR	12,826,626	USD	196,956	JPMorgan Chase Bank N.A.	04/13/18	(353)
USD	195,986	KRW	209,763,880	JPMorgan Chase Bank N.A.	04/16/18	(1,154)
INR	5,663,823	USD	86,942	JPMorgan Chase Bank N.A.	04/16/18	(136)
TWD	9,918,674	USD	339,956	JPMorgan Chase Bank N.A.	04/16/18	919
USD	137,874	TWD	3,988,794	JPMorgan Chase Bank N.A.	04/17/18	770
TWD	11,375,668	USD	393,007	JPMorgan Chase Bank N.A.	04/27/18	(1,387)
KRW	29,852,248	USD	27,628	JPMorgan Chase Bank N.A.	04/27/18	469
USD	251,998	TWD	7,320,698	JPMorgan Chase Bank N.A.	04/27/18	(25)
TWD	16,764,855	USD	579,297	JPMorgan Chase Bank N.A.	04/27/18	(2,148)
USD	188,601	INR	12,160,042	JPMorgan Chase Bank N.A.	04/27/18	2,292
BRL	8,686,566	USD	2,603,028	JPMorgan Chase Bank N.A.	05/03/18	21,748
TWD	9,593,276	USD	329,632	JPMorgan Chase Bank N.A.	05/10/18	1,190
PHP	9,126,797	USD	174,026	JPMorgan Chase Bank N.A.	06/06/18	(378)
USD	561,273	TWD	16,316,211	JPMorgan Chase Bank N.A.	06/12/18	(3,358)
NZD	289,432	USD	210,846	JPMorgan Chase Bank N.A.	06/20/18	(1,726)
USD	197,041	ZAR	2,353,262	JPMorgan Chase Bank N.A.	06/20/18	381
USD	79,715	JPY	8,424,465	JPMorgan Chase Bank N.A.	06/20/18	124
USD	392,974	JPY	41,627,343	JPMorgan Chase Bank N.A.	06/20/18	(303)
GBP	139,076	EUR	157,771	JPMorgan Chase Bank N.A.	06/20/18	498
EUR	160,057	HUF	49,870,929	JPMorgan Chase Bank N.A.	06/20/18	624
AUD	123,171	USD	94,512	JPMorgan Chase Bank N.A.	06/20/18	108
USD	196,983	CAD	252,529	JPMorgan Chase Bank N.A.	06/20/18	681
GBP	142,459	EUR	160,135	JPMorgan Chase Bank N.A.	06/20/18	2,334
NZD	107,881	USD	78,932	JPMorgan Chase Bank N.A.	06/20/18	(986)
USD	396,343	EUR	318,012	JPMorgan Chase Bank N.A.	06/20/18	2,738
SGD	708,665	USD	540,574	JPMorgan Chase Bank N.A.	06/20/18	910
NZD	271,127	USD	197,490	JPMorgan Chase Bank N.A.	06/20/18	(1,597)
SEK	45,159,794	EUR	4,417,401	JPMorgan Chase Bank N.A.	06/20/18	(26,801)
CZK	11,346,790	EUR	445,540	JPMorgan Chase Bank N.A.	06/20/18	594
CAD	507,146	USD	393,012	JPMorgan Chase Bank N.A.	06/20/18	1,215
USD	102,855	NZD	141,522	JPMorgan Chase Bank N.A.	06/20/18	604
TRY	542,132	USD	138,552	JPMorgan Chase Bank N.A.	06/20/18	(4,314)
EUR	157,954	USD	197,034	JPMorgan Chase Bank N.A.	06/20/18	(1,533)
BRL	641,519	USD	196,966	Morgan Stanley & Co. International PLC	04/03/18	(2,652)
BRL	639,631	USD	197,050	Morgan Stanley & Co. International PLC	04/03/18	(3,308)
BRL	642,417	USD	197,000	Morgan Stanley & Co. International PLC	04/03/18	(2,414)
BRL	642,774	USD	196,989	Morgan Stanley & Co. International PLC	04/03/18	(2,294)
PEN	1,020,160	USD	311,928	Morgan Stanley & Co. International PLC	04/05/18	4,275
KRW	178,891,780	USD	165,693	Morgan Stanley & Co. International PLC	04/12/18	2,343
USD	197,075	KRW	210,752,026	Morgan Stanley & Co. International PLC	04/12/18	(887)
KRW	208,663,766	USD	195,993	Morgan Stanley & Co. International PLC	04/12/18	8
KRW	224,721,513	USD	208,771	Morgan Stanley & Co. International PLC	04/12/18	2,313
KRW	350,612,928	USD	329,632	Morgan Stanley & Co. International PLC	04/12/18	(296)
KRW	286,127,113	USD	267,034	Morgan Stanley & Co. International PLC	04/12/18	1,729
INR	21,475,516	USD	329,632	Morgan Stanley & Co. International PLC	04/13/18	(460)
USD	744,546	TWD	21,684,899	Morgan Stanley & Co. International PLC	04/17/18	(815)
COP	598,742,805	USD	209,879	Morgan Stanley & Co. International PLC	04/20/18	4,366
ARS	1,673,028	USD	80,126	Morgan Stanley & Co. International PLC	04/20/18	2,236
USD	197,005	KRW	210,313,104	Morgan Stanley & Co. International PLC	04/26/18	(918)
IDR	37,870,468,282	USD	2,748,220	Morgan Stanley & Co. International PLC	04/26/18	4,812
USD	1,007,645	INR	65,844,572	Morgan Stanley & Co. International PLC	04/27/18	(1,184)
USD	1,762,958	TWD	51,020,000	Morgan Stanley & Co. International PLC	04/27/18	6,536
TWD	5,692,733	USD	197,043	Morgan Stanley & Co. International PLC	05/10/18	(730)
USD	1,264,507	TWD	36,711,159	Morgan Stanley & Co. International PLC	05/10/18	(1,471)
ARS	13,674,180	USD	653,329	Morgan Stanley & Co. International PLC	05/14/18	11,344
USD	165,029	RUB	9,436,099	Morgan Stanley & Co. International PLC	05/17/18	1,255
USD	666,097	ZAR	7,919,556	Morgan Stanley & Co. International PLC	05/18/18	1,350

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	276,076	USD	391,769	Morgan Stanley & Co. International PLC	06/20/18	$(3,146)
USD	86,722	EUR	69,590	Morgan Stanley & Co. International PLC	06/20/18	591
EUR	144,063	USD	178,838	Morgan Stanley & Co. International PLC	06/20/18	(530)
EUR	315,806	USD	394,678	Morgan Stanley & Co. International PLC	06/20/18	(3,804)
USD	198,466	GBP	139,067	Morgan Stanley & Co. International PLC	06/20/18	2,706
SEK	1,616,938	EUR	158,924	Morgan Stanley & Co. International PLC	06/20/18	(1,900)
JPY	20,709,329	USD	197,066	Morgan Stanley & Co. International PLC	06/20/18	(1,413)
SGD	361,819	USD	276,690	Morgan Stanley & Co. International PLC	06/20/18	(228)
USD	196,909	JPY	20,577,130	Morgan Stanley & Co. International PLC	06/20/18	2,505
USD	197,113	CAD	252,964	Morgan Stanley & Co. International PLC	06/20/18	473
USD	199,117	EUR	159,062	Morgan Stanley & Co. International PLC	06/20/18	2,245
AUD	255,043	USD	197,190	Morgan Stanley & Co. International PLC	06/20/18	(1,265)
CAD	252,646	USD	196,012	Morgan Stanley & Co. International PLC	06/20/18	381
CAD	252,735	USD	196,038	Morgan Stanley & Co. International PLC	06/20/18	424
USD	195,834	NZD	272,924	Morgan Stanley & Co. International PLC	06/20/18	(1,358)
USD	212,838	AUD	276,089	Morgan Stanley & Co. International PLC	06/20/18	745
USD	168,207	GBP	119,127	Morgan Stanley & Co. International PLC	06/20/18	516
USD	197,933	EUR	159,916	Morgan Stanley & Co. International PLC	06/20/18	4
USD	201,723	GBP	142,419	Morgan Stanley & Co. International PLC	06/20/18	1,245
EUR	158,976	USD	196,689	Morgan Stanley & Co. International PLC	06/20/18	76
GBP	68,568	USD	96,275	Morgan Stanley & Co. International PLC	06/20/18	246
JPY	20,857,361	USD	196,981	Morgan Stanley & Co. International PLC	06/20/18	70
USD	397,970	GBP	282,988	Morgan Stanley & Co. International PLC	06/20/18	(383)
USD	198,464	GBP	141,040	Morgan Stanley & Co. International PLC	06/20/18	(73)
AUD	73,695	USD	56,951	Morgan Stanley & Co. International PLC	06/20/18	(338)
EUR	320,064	SEK	3,229,664	Morgan Stanley & Co. International PLC	06/20/18	7,050
AUD	249,972	USD	195,408	Morgan Stanley & Co. International PLC	06/20/18	(3,379)
EUR	158,915	USD	197,314	Morgan Stanley & Co. International PLC	06/20/18	(624)
GBP	106,972	USD	149,646	Morgan Stanley & Co. International PLC	06/20/18	935
MXN	1,505,424	USD	79,541	Morgan Stanley & Co. International PLC	06/20/18	2,253
USD	14,195	JPY	1,493,047	Morgan Stanley & Co. International PLC	06/20/18	89
AUD	179,320	USD	141,227	Morgan Stanley & Co. International PLC	06/20/18	(3,473)
CAD	254,449	USD	196,946	Morgan Stanley & Co. International PLC	06/20/18	849
GBP	562,928	USD	789,691	Morgan Stanley & Co. International PLC	06/20/18	2,724
AUD	500,078	USD	394,890	Morgan Stanley & Co. International PLC	06/20/18	(10,728)
GBP	256,365	USD	359,398	Morgan Stanley & Co. International PLC	06/20/18	1,479
USD	197,062	JPY	20,958,134	Morgan Stanley & Co. International PLC	06/20/18	(941)
EUR	158,941	GBP	141,167	Morgan Stanley & Co. International PLC	06/20/18	(1,993)
USD	197,608	AUD	250,912	Morgan Stanley & Co. International PLC	06/20/18	4,856
ZAR	42,634,266	USD	3,559,292	Morgan Stanley & Co. International PLC	06/20/18	3,607
CAD	506,733	EUR	318,998	Morgan Stanley & Co. International PLC	06/20/18	(919)
USD	197,369	EUR	158,962	Morgan Stanley & Co. International PLC	06/20/18	621
EUR	158,030	USD	196,289	Morgan Stanley & Co. International PLC	06/20/18	(694)
NOK	3,039,012	EUR	312,829	Morgan Stanley & Co. International PLC	06/20/18	1,473
USD	292,378	JPY	30,662,456	Morgan Stanley & Co. International PLC	06/20/18	2,692
USD	174,298	GBP	125,188	Morgan Stanley & Co. International PLC	06/20/18	(1,924)
CAD	253,149	USD	196,984	RBC Europe Limited	06/20/18	(200)
EUR	158,048	GBP	139,277	RBC Europe Limited	06/20/18	(438)
CAD	503,707	USD	392,976	RBC Europe Limited	06/20/18	(1,422)
CAD	253,157	USD	197,126	RBC Europe Limited	06/20/18	(336)
USD	198,511	EUR	159,890	RBC Europe Limited	06/20/18	614
CAD	254,932	EUR	159,928	RBC Europe Limited	06/20/18	226
CAD	252,966	USD	196,133	RBC Europe Limited	06/20/18	509
EUR	159,928	CHF	186,874	RBC Europe Limited	06/20/18	1,147
SEK	1,631,145	NOK	1,544,864	RBC Europe Limited	06/20/18	(1,062)
SEK	1,601,575	NOK	1,518,455	RBC Europe Limited	06/20/18	(1,247)
SEK	1,605,261	NOK	1,519,285	RBC Europe Limited	06/20/18	(909)
AUD	249,897	USD	195,129	RBC Europe Limited	06/20/18	(3,157)
EUR	159,069	GBP	140,905	RBC Europe Limited	06/20/18	(1,467)
CAD	253,841	USD	196,950	RBC Europe Limited	06/20/18	372
USD	195,873	CAD	250,785	RBC Europe Limited	06/20/18	926
CHF	173,187	EUR	148,173	RBC Europe Limited	06/20/18	(1,012)
USD	750,000	HKD	5,809,624	Standard Chartered Bank	05/11/18	8,764
USD	102,376	GBP	72,138	State Street Bank and Trust Co.	06/20/18	830
USD	396,394	EUR	318,110	State Street Bank and Trust Co.	06/20/18	2,667
USD	197,795	GBP	139,036	State Street Bank and Trust Co.	06/20/18	2,078
USD	198,574	EUR	159,055	State Street Bank and Trust Co.	06/20/18	1,711

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	86,891	NOK	668,211	State Street Bank and Trust Co.	06/20/18	$1,433
USD	78,835	NOK	603,738	State Street Bank and Trust Co.	06/20/18	1,622
AUD	250,043	USD	197,693	State Street Bank and Trust Co.	06/20/18	(5,608)
CAD	254,129	USD	196,921	State Street Bank and Trust Co.	06/20/18	624
EUR	268,010	NOK	2,572,677	State Street Bank and Trust Co.	06/20/18	2,693
GBP	909,807	USD	1,269,087	State Street Bank and Trust Co.	06/20/18	11,618
SEK	652,041	USD	79,668	State Street Bank and Trust Co.	06/20/18	(1,113)
USD	78,585	NOK	609,671	State Street Bank and Trust Co.	06/20/18	613
CAD	2,377,823	USD	1,844,517	State Street Bank and Trust Co.	06/20/18	3,869
SEK	4,904,692	EUR	477,015	UBS AG	06/20/18	491
CHF	378,222	EUR	322,040	UBS AG	06/20/18	(286)
GBP	146,380	USD	207,584	UBS AG	06/20/18	(1,531)
JPY	20,838,394	CAD	253,971	UBS AG	06/20/18	(551)
NZD	270,027	USD	196,857	UBS AG	06/20/18	(1,758)
AUD	254,961	USD	197,274	UBS AG	06/20/18	(1,412)
CAD	253,902	USD	196,949	UBS AG	06/20/18	421
USD	198,897	EUR	160,066	UBS AG	06/20/18	783
GBP	140,713	USD	199,404	UBS AG	06/20/18	(1,327)
EUR	160,102	GBP	140,741	UBS AG	06/20/18	43
JPY	20,920,348	EUR	160,102	UBS AG	06/20/18	(512)
EUR	158,945	NOK	1,514,328	UBS AG	06/20/18	3,057
JPY	20,806,725	USD	197,036	UBS AG	06/20/18	(463)
USD	5,299,230	JPY	560,987,047	UBS AG	06/20/18	(733)
AUD	250,888	USD	197,997	UBS AG	06/20/18	(5,264)
AUD	252,881	GBP	141,974	UBS AG	06/20/18	(5,587)
EUR	24,184	CHF	28,211	UBS AG	06/20/18	224
EUR	319,002	USD	396,507	UBS AG	06/20/18	(1,676)
SEK	43,548,369	EUR	4,285,603	UBS AG	06/20/18	(57,811)
EUR	101,942	NOK	981,476	UBS AG	06/20/18	652
EUR	159,065	USD	196,873	UBS AG	06/20/18	2
SEK	1,616,810	EUR	159,015	UBS AG	06/20/18	(2,027)
EUR	157,903	NOK	1,538,339	UBS AG	06/20/18	(1,302)
						$(207,721)

At March 31, 2018, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bund	4	06/07/18	$784,683	$732
U.S. Treasury 10-Year Note	145	06/20/18	17,565,391	116,207
U.S. Treasury 2-Year Note	134	06/29/18	28,489,656	12,866
U.S. Treasury Long Bond	34	06/20/18	4,985,250	105,387
U.S. Treasury Ultra 10-Year Note	4	06/20/18	519,438	7,476
U.S. Treasury Ultra Long Bond	86	06/20/18	13,800,313	474,050
			$66,144,731	$716,718
Short Contracts
90-Day Eurodollar	(5)	12/17/18	(1,218,812)	7,305
90-Day Eurodollar	(146)	12/16/19	(35,483,475)	(592)
Long-Term Euro-BTP	(5)	06/07/18	(853,872)	(2,162)
U.S. Treasury 5-Year Note	(175)	06/29/18	(20,030,664)	(56,368)
			$(57,586,823)	$(51,817)

At March 31, 2018, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Index, Series 29, Version 1	Buy	(1.000)	06/20/23	EUR	2,600,000	$(66,441)	$2,205
						$(66,441)	$2,205

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 30, Version 1	Sell	1.000	06/20/23	USD	25,000	$413	$(43)
						413	$(43)

At March 31, 2018, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	$(970)	$167	$(1,137)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	2,830,000	(54,887)	16,779	(71,666)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	40,000	(776)	42	(818)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	90,000	(1,751)	(250)	(1,501)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,004)	(1,064)	(5,940)
Barclays Bank PLC	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	100,000	(1,946)	(52)	(1,894)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	250,000	(4,849)	362	(5,211)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,680,000	(32,583)	6,183	(38,766)
Citibank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	310,000	(6,012)	1,036	(7,048)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	1,080,000	(20,946)	7,216	(28,162)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	80,000	(1,552)	195	(1,747)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	10,000	(194)	(2)	(192)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	160,000	(3,103)	244	(3,347)
Deutsche Bank AG	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD	360,000	(7,005)	995	(8,000)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(2,133)	368	(2,501)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	50,000	(970)	72	(1,042)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)		Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	20,000	$(388)	$55	$(443)
JPMorgan Chase Bank N.A.	People's Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD	110,000	(2,133)	260	(2,393)
							$(149,202)	$32,606	$(181,808)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At March 31, 2018, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.750%	Semi-Annual	06/20/19	CAD	15,420,000	$(39,787)	$(6,179)
Pay	3-month CAD-CDOR	Semi-Annual	1.750	Semi-Annual	06/20/20	CAD	6,300,000	(47,919)	(704)
Pay	3-month CAD-CDOR	Semi-Annual	2.000	Semi-Annual	06/20/23	CAD	5,740,000	(85,361)	20,019
Pay	3-month CAD-CDOR	Semi-Annual	2.250	Semi-Annual	06/20/28	CAD	7,520,000	(143,751)	41,819
Pay	6-month CHF-LIBOR	Semi-Annual	1.000	Annual	06/21/28	CHF	1,260,000	5,267	11,561
Pay	6-month EUR-EURIBOR	Semi-Annual	0.350	Annual	12/16/21	EUR	19,980,000	(46,687)	11,319
Pay	6-month EUR-EURIBOR	Semi-Annual	0.750	Annual	02/17/22	EUR	7,290,000	42,542	32,978
Pay	6-month EUR-EURIBOR	Semi-Annual	0.850	Annual	02/10/23	EUR	9,600,000	63,804	83,068
Pay	6-month EUR-EURIBOR	Semi-Annual	0.250	Annual	06/20/23	EUR	14,600,000	(159,505)	106,414
Pay	6-month EUR-EURIBOR	Semi-Annual	1.330	Annual	01/12/27	EUR	1,720,000	(5,655)	8,276
Pay	6-month EUR-EURIBOR	Semi-Annual	1.600	Annual	10/25/27	EUR	750,000	3,341	11,661
Pay	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	12/19/27	EUR	3,320,000	(9,645)	(22,450)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.000	Annual	06/20/28	EUR	4,660,000	(6,982)	79,025
Pay	6-month EUR-EURIBOR	Semi-Annual	2.000	Annual	06/14/38	EUR	570,000	(555)	(3,149)
Pay	12-month GBP-SONIA	Annual	0.900	Annual	06/20/19	GBP	8,720,000	8,825	6,824
Pay	6-month GBP-LIBOR	Semi-Annual	1.200	Semi-Annual	11/21/23	GBP	10,520,000	(171,450)	(86,848)
Pay	6-month GBP-LIBOR	Semi-Annual	1.600	Semi-Annual	03/16/27	GBP	4,800,000	(7,828)	(45,999)
Pay	3-month NOK-NIBOR	Semi-Annual	3.000	Annual	06/21/28	NOK	16,820,000	35,215	16,736
Pay	3-month SEK-STIBOR	Quarterly	0.050	Annual	06/15/18	SEK	62,530,000	7,775	(51,535)
Pay	3-month SEK-STIBOR	Quarterly	(0.330)	Annual	09/15/18	SEK	61,360,000	3,039	1,781
Pay	3-month SEK-STIBOR	Quarterly	(0.100)	Annual	06/29/19	SEK	55,060,000	13,249	15,038
Pay	1-day Overnight Fed Funds Effective Rate	Annual	2.100	Annual	06/20/19	USD	8,540,000	910	4,433
Pay	1-day Overnight Fed Funds Effective Rate	Annual	2.206	Annual	09/04/19	USD	45,580,000	6,562	8,313
Pay	3-month USD-LIBOR	Quarterly	2.139	Semi-Annual	11/20/20	USD	31,040,000	(352,194)	(308,472)
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	12/21/27	USD	3,000,000	(12,377)	23,103
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	06/16/37	USD	1,770,000	(23,370)	17,129
Pay	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	06/17/47	USD	2,700,000	(41,790)	17,473
Receive	3-month AUD-BBSW	Quarterly	2.250	Quarterly	06/20/20	AUD	6,600,000	(15,966)	(1,944)
Receive	6-month AUD-BBSW	Semi-Annual	2.500	Semi-Annual	06/20/23	AUD	5,950,000	10,104	(20,624)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month AUD-BBSW	Semi-Annual	3.500%	Semi-Annual	12/21/27	AUD	6,580,000	$(78,815)	$(50,756)
Receive	6-month AUD-BBSW	Semi-Annual	3.000	Semi-Annual	06/20/28	AUD	2,940,000	(32,365)	(28,888)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/20/38	EUR	1,910,000	(15,167)	(56,704)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.750	Annual	06/16/48	EUR	990,000	(14,157)	(11,447)
Receive	6-month GBP-LIBOR	Semi-Annual	1.940	Semi-Annual	01/11/32	GBP	2,160,000	(31,876)	(48,147)
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	03/17/37	GBP	3,920,000	(43,403)	(48,474)
Receive	6-month GBP-LIBOR	Semi-Annual	1.250	Semi-Annual	06/20/28	GBP	660,000	23,463	(10,782)
Receive	6-month GBP-LIBOR	Semi-Annual	1.400	Semi-Annual	11/21/28	GBP	6,360,000	129,022	34,876
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	06/20/33	GBP	2,750,000	36,740	(79,426)
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	12/14/37	GBP	1,690,000	(21,116)	(6,655)
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	06/14/38	GBP	600,000	(8,440)	(2,066)
Receive	3-month NZD-BBR-FRA	Quarterly	4.000	Semi-Annual	06/21/28	NZD	1,570,000	(17,928)	(18,168)
Receive	6-month PLZ-WIBOR	Semi-Annual	2.510	Annual	12/20/22	PLN	5,110,000	(11,469)	(11,125)
Receive	6-month PLZ-WIBOR	Semi-Annual	2.550	Annual	03/21/23	PLN	6,130,000	(15,086)	(18,825)
Receive	3-month SEK-STIBOR	Quarterly	0.100	Annual	06/20/20	SEK	53,250,000	(23,580)	(4,027)
Receive	3-month SEK-STIBOR	Quarterly	0.250	Annual	06/20/21	SEK	53,240,000	(18,277)	(11,285)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	12/16/21	SEK	158,690,000	43,715	(42,217)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	06/20/22	SEK	56,330,000	(33,133)	(20,623)
Receive	3-month SEK-STIBOR	Quarterly	0.500	Annual	06/20/23	SEK	108,480,000	50,613	(69,702)
Receive	3-month SEK-STIBOR	Quarterly	2.000	Annual	10/25/27	SEK	7,190,000	(3,917)	(14,773)
Receive	3-month SEK-STIBOR	Quarterly	2.000	Annual	11/02/27	SEK	17,590,000	(9,212)	(9,063)
Receive	3-month SEK-STIBOR	Quarterly	1.500	Annual	06/20/28	SEK	10,150,000	(27,272)	(16,812)
Receive	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	02/20/23	USD	3,380,000	3,010	(3,089)
Receive	3-month USD-LIBOR	Quarterly	2.852	Semi-Annual	09/04/23	USD	15,250,000	(75,470)	(85,375)
Receive	3-month USD-LIBOR	Quarterly	2.275	Semi-Annual	11/20/23	USD	13,450,000	304,047	281,688
Receive	3-month USD-LIBOR	Quarterly	2.882	Semi-Annual	02/28/25	USD	2,750,000	(22,754)	(16,478)
Receive	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	06/20/28	USD	200,000	9,550	(1,734)
								$(873,466)	$(401,011)

At March 31, 2018, the following over-the-counter-total return swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Reference Entity	Reference Entity Payment Frequency	Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Arab Republic of Egypt Treasury Bill	At Maturity	0.000	At Maturity	Citibank N.A.	10/11/18	USD	123,591	$(247,182)	$(247,182)	$–
									$(247,182)	$(247,182)	$–

The following sales commitments were held by the VY® Goldman Sachs Bond Portfolio at March 31, 2018:

Principal Amount	Description	Contractual Settlement Date	Fair Value
$(1,000,000)	Fannie Mae, 4.500%, due 05/15/35	05/14/18	$(1,045,449)
	Total Sales Commitments Proceeds receivable $(1,044,844)		$(1,045,449)

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2018 (Unaudited) (Continued)

Currency Abbreviations
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Offshore Yuan
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$484,496
Interest rate contracts	Futures contracts	724,023
Credit contracts	Credit default swaps	2,205
Interest rate contracts	Interest rate swaps	833,534
Total Asset Derivatives		$2,044,258

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$692,217
Interest rate contracts	Futures contracts	59,122
Credit contracts	Credit default swaps	43
Credit contracts	OTC credit default swaps	149,202
Interest rate contracts	OTC total return swaps	247,182
Interest rate contracts	Interest rate swaps	1,234,545
Total Liability Derivatives		$2,382,311

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2018:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	Standard Chartered Bank	State Street Bank and Trust Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$29,148	$103,828	$-	$71,774	$18,594	$78,274	$51,467	$83,422	$3,794	$8,764	$29,758	$5,673	$484,496
Total Assets	$29,148	$103,828	$-	$71,774	$18,594	$78,274	$51,467	$83,422	$3,794	$8,764	$29,758	$5,673	$484,496

Liabilities:
Forward foreign currency contracts	$113,381	$34,580	$-	$136,151	$12,376	$134,612	$104,364	$56,542	$11,250	$-	$6,721	$82,240	$692,217
OTC credit default swaps	-	67,334	-	43,444	-	32,800	5,624	-	-	-	-	-	149,202
OTC total return swaps	-	-	-	247,182	-	-	-	-	-	-	-	-	247,182
Total Liabilities	$113,381	$101,914	$-	$426,777	$12,376	$167,412	$109,988	$56,542	$11,250	$-	$6,721	$82,240	$1,088,601

Net OTC derivative instruments by counterparty, at fair value	$(84,233)	$1,914	$-	$(355,003)	$6,218	$(89,138)	$(58,521)	$26,880	$(7,456)	$8,764	$23,037	$(76,567)	$(604,105)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$280,000	$-	$89,138	$40,000	$-	$-	$-	$-	$-	$409,138

Net Exposure(1)(2)	$(84,233)	$1,914	$-	$(75,003)	$6,218	$-	$(18,521)	$26,880	$(7,456)	$8,764	$23,037	$(76,567)	$(194,967)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At March 31, 2018, the Portflio had pledged $270,000 in cash collateral to Deutsche Bank AG. Excess cash collateral is not shown for financial reporting purposes.

At March 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $238,394,968.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,357,187
Gross Unrealized Depreciation	(4,995,953)

Net Unrealized Depreciation	$(1,638,766)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Insurance Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	May 24, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 24, 2018